Leases (Details) - Schedule of operating lease expense - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Operating Lease Expense Abstract
Fixed lease expense	$ 69,190	$ 71,106	$ 136,881	$ 138,602
Variable lease expense	43,008	47,294	89,016	91,802
Total	$ 112,198	$ 118,400	$ 225,897	$ 230,404